CONSOLIDATED BALANCE SHEETS (Parenthetical) (ILS)	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, par value per share	0.04	0.04
Ordinary shares, shares authorized	7,500,000	7,500,000
Ordinary shares, shares issued	5,270,930	5,270,930
Ordinary shares, shares outstanding	4,159,134	4,159,134
Treasury shares at cost, shares	1,111,796	1,111,796